Retrospective Application of Change in Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

The following table provides information regarding the impact of this retrospective application of change in accounting policy on selected consolidated financial data:

	2016		2015		2014
Year Ended December 31, 2016	As previously reported[1]	As adjusted	As previously reported[1]	As adjusted	As previously reported[1]	As adjusted
(Dollars in millions)
Operating Revenues
Service	$3,999	$4,050	$4,322	4,356	4,329	4,338
Total operating revenues	5,104	5,155	5,176	5,210	5,009	5,018

Operating income (loss)	60	111	397	431	(190)	(181)

Investment and other income (expenses)
Interest and dividend income	62	11	39	5	17	8
Total investment and other income	32	(19)	38	4	38	29

[1]	In Annual Report on Form 10-K for the year ended December 31, 2016, filed on February 24, 2017.